FINANCIAL RISK MANAGEMENT (Details) - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Statement [Line Items]
Interest, refundable deposits, and other receivables	$ 0	$ 17
Restricted cash	984	872
Cash and cash equivalents	16,142	18,200
Non-current trade payables	548	338
Trade and other payables	1,093	1,055
Payables to related parties	267	287
Credit risk
Statement [Line Items]
Interest, refundable deposits, and other receivables	103	595
Restricted cash	984	872
Cash and cash equivalents	16,142	18,200
Total exposure	17,229	19,667
Foreign Exchange Risk
Statement [Line Items]
Amounts receivable	178	676
Cash and cash equivalents and restricted cash	16,094	18,069
Total Financial assets	16,272	18,745
Non-current trade payables	(548)	(338)
Convertible notes liability and derivative on convertible notes	(38,055)	(18,884)
Trade and other payables	(915)	(724)
Payables to related parties	(222)	(134)
Total Financial liabilities	(39,740)	(20,080)
Net financial assets exposed to foreign currency risk	$ (23,468)	$ (1,335)